Statutory Reserve Appropriation for former PRC Subsidiaries (Details Textual)	12 Months Ended
Dec. 31, 2018
Statutory Reserve Appropriation For PRC Subsidiaries [Line Items]
Statutory Reserve Appropriation for former PRC Subsidiaries	10.00%